Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin California Tax-Free Trust
Entity Central Index Key	0000773478
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$50	0.49%
[1]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Advisor Class shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 3.37%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Advisor Class (without sales charge)	3.37	0.73	1.84
Advisor Class (with sales charge)	3.37	0.73	1.84
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,351,559,253
Holdings Count | $ / shares	540	[2]
Advisory Fees Paid, Amount	$ 5,322,850
Investment Company Portfolio Turnover	16.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FCCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	0.74%
[3]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class A shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 3.22%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	3.22	0.50	1.66
Class A (with sales charge)	0.90	0.04	1.42
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,351,559,253
Holdings Count | $ / shares	540	[4]
Advisory Fees Paid, Amount	$ 5,322,850
Investment Company Portfolio Turnover	16.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$60	0.59%
[5]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class A1 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 3.28%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class A1 (without sales charge)	3.28	0.65	1.74
Class A1 (with sales charge)	0.97	0.19	1.50
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,351,559,253
Holdings Count | $ / shares	540	[6]
Advisory Fees Paid, Amount	$ 5,322,850
Investment Company Portfolio Turnover	16.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documentshttps://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$116	1.14%
[7]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class C shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 2.80%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	2.80	0.10	1.18
Class C (with sales charge)	1.80	0.10	1.18
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,351,559,253
Holdings Count | $ / shares	540	[8]
Advisory Fees Paid, Amount	$ 5,322,850
Investment Company Portfolio Turnover	16.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin California Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California Intermediate-Term Tax-Free Income Fund for the period July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$47	0.46%
[9]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class R6 shares of Franklin California Intermediate-Term Tax-Free Income Fund returned 3.40%. The Fund compares its performance to the Bloomberg Municipal M.F. CA Intermediate Index, which returned 1.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to municipal (muni) bonds with no external credit rating
↑	Security selection overall, particularly in AA rated bonds
↑	Underweight duration exposure to muni bonds with five to 10 years to maturity

Top detractors from performance:
↓	Security selection in A and BBB rated muni bonds
↓	Overweight duration exposure to muni bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	3.40	0.78	1.86
Class R6 (with sales charge)	3.40	0.78	1.86
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal M.F. CA Intermediate Index	1.65	0.72	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,351,559,253
Holdings Count | $ / shares	540	[10]
Advisory Fees Paid, Amount	$ 5,322,850
Investment Company Portfolio Turnover	16.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,351,559,253
Total Number of Portfolio Holdings*	540
Total Management Fee Paid	$5,322,850
Portfolio Turnover Rate	16.05%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In November 2023, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from California personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2024, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.